Income tax expense/(credit) - Taxation in the consolidated statements of profit or loss represents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax
Origination and reversal of temporary differences	$ (279,633)	$ 2,530,047	$ (1,957,229)
Tax expense/(credit)	7,147,104	3,732,744	(1,937,558)
Hong Kong
Current tax expense - Overseas
Provision for the year	7,338,274	1,164,222
Deferred tax
Tax expense/(credit)			0
Overseas
Current tax expense - Overseas
Provision for the year	$ 88,463	$ 38,475	$ 19,671